UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02871

lord abbett developing growth fund, inc.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2017

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Developing Growth Fund

For the six-month period ended January 31, 2017

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

16	Notes to Financial Statements

25	Supplemental Information to Shareholders

Lord Abbett Developing Growth Fund

Semiannual Report

For the six-month period ended January 31, 2017

From left to right: James L.L. Tullis, Chairman of the Lord Abbett Funds and Daria L. Foster Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Developing Growth Fund for the six-month period ended January 31, 2017. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 through January 31, 2017).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 8/1/16 – 1/31/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			8/1/16 -
	8/1/16	1/31/17	1/31/17
Class A
Actual	$1,000.00	$1,023.00	$5.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.21	$5.04
Class B
Actual	$1,000.00	$1,019.80	$8.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.38	$8.89
Class C
Actual	$1,000.00	$1,019.50	$8.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.43	$8.84
Class F
Actual	$1,000.00	$1,023.90	$4.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.97	$4.28
Class I
Actual	$1,000.00	$1,024.50	$3.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.48	$3.77
Class P
Actual	$1,000.00	$1,023.70	$5.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.21	$5.04
Class R2
Actual	$1,000.00	$1,021.60	$6.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.87
Class R3
Actual	$1,000.00	$1,021.90	$6.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	$6.36
Class R4
Actual	$1,000.00	$1,023.60	$5.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.21	$5.04
Class R5
Actual	$1,000.00	$1,024.50	$3.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.48	$3.77
Class R6
Actual	$1,000.00	$1,024.90	$3.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.23	$3.01

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.99% for Class A, 1.75% for Class B, 1.74% for Class C, 0.84% for Class F, 0.74% for Class I, 0.99% for Class P, 1.35% for Class R2, 1.24% for Class R3, 0.99% for Class R4, 0.74% for Class R5 and 0.59% for Class R6) multiplied by the average account value over the period, multiplied by 184/365.

Portfolio Holdings Presented by Sector

January 31, 2017

Sector*	%**
Consumer Discretionary	13.86%
Energy	4.45%
Financials	14.60%
Health Care	15.17%
Industrials	19.70%
Information Technology	25.55%
Materials	6.67%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

January 31, 2017

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.83%

Aerospace & Defense 2.53%
DigitalGlobe, Inc.*	1,253,513	$35,161
TASER International, Inc.*	775,184	19,364
Total		54,525

Air Freight & Logistics 0.93%
XPO Logistics, Inc.*	448,753	20,077

Airlines 1.23%
Spirit Airlines, Inc.*	489,912	26,475

Auto Components 1.02%
Tenneco, Inc.*	325,914	21,983

Banks 11.13%
BNC Bancorp	136,459	4,810
CenterState Banks, Inc.	265,464	6,475
Chemical Financial Corp.	301,617	14,909
Columbia Banking System, Inc.	309,369	12,301
Glacier Bancorp, Inc.	157,023	5,579
IBERIABANK Corp.	203,761	16,739
LegacyTexas Financial Group, Inc.	271,880	11,234
MB Financial, Inc.	359,949	16,029
Pinnacle Financial Partners, Inc.	271,038	18,119
South State Corp.	130,247	11,644
Texas Capital Bancshares, Inc.*	266,563	21,991
Webster Financial Corp.	570,686	29,972
Western Alliance Bancorp*	874,482	43,182
Wintrust Financial Corp.	374,739	26,831
Total		239,815

Biotechnology 7.10%
ACADIA Pharmaceuticals, Inc.*	198,523	6,867
Agios Pharmaceuticals, Inc.*	113,496	4,884
Blueprint Medicines Corp.*	508,308	17,323
		Fair
		Value
Investments	Shares	(000)
Exact Sciences Corp.*	867,915	$16,447
Exelixis, Inc.*	2,023,610	36,668
Sage Therapeutics, Inc.*	327,636	15,720
Spark Therapeutics, Inc.*	313,367	19,761
TESARO, Inc.*	217,096	35,352
Total		153,022

Building Products 1.62%
Apogee Enterprises, Inc.	354,242	20,220
Builders FirstSource, Inc.*	1,375,378	14,799
Total		35,019

Capital Markets 2.93%
Evercore Partners, Inc. Class A	420,200	32,544
Moelis & Co. Class A	360,406	12,290
WisdomTree Investments, Inc.	1,774,271	18,275
Total		63,109

Chemicals 2.60%
Huntsman Corp.	1,344,246	27,409
Minerals Technologies, Inc.	356,768	28,595
Total		56,004

Commercial Services & Supplies 0.05%
Tetra Tech, Inc.	22,457	981

Communications Equipment 0.46%
Acacia Communications, Inc.*	169,853	9,880

Construction & Engineering 3.25%
Granite Construction, Inc.	185,022	10,385
MasTec, Inc.*	714,113	26,601
Quanta Services, Inc.*	921,510	33,073
Total		70,059

Construction Materials 1.10%
Eagle Materials, Inc.	226,172	23,653

Distributors 0.87%
Pool Corp.	177,893	18,778

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

January 31, 2017

		Fair
		Value
Investments	Shares	(000)
Electronic Equipment, Instruments & Components 5.27%
Belden, Inc.	275,551	$21,071
Cognex Corp.	498,344	33,668
Coherent, Inc.*	147,417	23,252
IPG Photonics Corp.*	216,442	24,889
Universal Display Corp.*	160,288	10,579
Total		113,459

Energy Equipment & Services 1.90%
Patterson-UTI Energy, Inc.	594,216	16,662
U.S. Silica Holdings, Inc.	410,692	24,288
Total		40,950

Health Care Equipment & Supplies 5.35%
Glaukos Corp.*	550,615	22,696
Insulet Corp.*	499,156	20,765
Nevro Corp.*	196,585	17,107
Penumbra, Inc.*	245,235	17,547
Zeltiq Aesthetics, Inc.*	837,152	37,119
Total		115,234

Health Care Providers & Services 1.11%
HealthEquity, Inc.*	519,553	24,029

Health Care Technology 1.58%
Cotiviti Holdings, Inc.*	530,873	17,975
Veeva Systems, Inc. Class A*	379,653	16,071
Total		34,046

Hotels, Restaurants & Leisure 4.34%
Dave & Buster’s Entertainment, Inc.*	716,104	38,999
Extended Stay America, Inc. Unit	1,284,069	20,815
Planet Fitness, Inc. Class A	1,598,172	33,625
Total		93,439

Household Durables 1.72%
iRobot Corp.*	451,767	27,359
Universal Electronics, Inc.*	162,346	9,660
Total		37,019
		Fair
		Value
Investments	Shares	(000)
Information Technology Services 1.79%
Cardtronics plc Class A*(a)	512,459	$27,970
CSRA, Inc.	339,383	10,528
Total		38,498

Internet & Direct Marketing Retail 1.00%
Etsy, Inc.*	1,704,890	21,499

Internet Software & Services 8.09%
2U, Inc.*	496,621	16,905
Five9, Inc.*	1,301,623	20,123
GrubHub, Inc.*	411,193	17,085
Match Group, Inc.*	148,731	2,583
Nutanix, Inc. Class A*	356,832	10,801
Shopify, Inc. Class A (Canada)*(a)	572,596	29,099
Stamps.com, Inc.*	205,248	24,948
Twilio, Inc. Class A*	358,465	10,335
Wix.com Ltd. (Israel)*(a)	596,586	31,351
Yelp, Inc.*	265,219	11,081
Total		174,311

Machinery 3.31%
Allison Transmission Holdings, Inc.	629,363	22,015
Kornit Digital Ltd. (Israel)*(a)	892,112	14,809
Nordson Corp.	304,244	34,541
Total		71,365

Media 2.61%
IMAX Corp. (Canada)*(a)	678,731	22,127
Live Nation Entertainment, Inc.*	1,192,287	34,123
Total		56,250

Metals & Mining 2.96%
AK Steel Holding Corp.*	3,572,010	28,862
United States Steel Corp.	1,068,516	34,951
Total		63,813

Multi-Line Retail 0.48%
Ollie’s Bargain Outlet Holdings, Inc.*	336,672	10,285

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

January 31, 2017

		Fair
		Value
Investments	Shares	(000)
Oil, Gas & Consumable Fuels 2.54%
Callon Petroleum Co.*	876,539	$13,394
GasLog Ltd. (Monaco)(a)	2,024,416	33,808
WildHorse Resource Development Corp.*	517,169	7,514
Total		54,716

Professional Services 1.46%
WageWorks, Inc.*	436,378	31,485

Semiconductors & Semiconductor Equipment 6.32%
Cavium, Inc.*	343,521	22,745
CEVA, Inc.*	296,928	10,496
Cirrus Logic, Inc.*	394,114	23,773
Inphi Corp.*	539,144	24,704
MACOM Technology Solutions Holdings, Inc.*	503,943	23,962
Monolithic Power Systems, Inc.	349,928	30,528
Total		136,208

Software 3.06%
8x8, Inc.*	1,087,178	17,232
Blackline, Inc.*	170,945	4,647
BroadSoft, Inc.*	249,291	10,470
HubSpot, Inc.*	209,322	10,738
Materialise NV ADR*	640,900	5,300
Proofpoint, Inc.*	217,800	17,459
Total		65,846
		Fair
		Value
Investments	Shares	(000)
Specialty Retail 1.80%
Burlington Stores, Inc.*	277,522	$23,228
Five Below, Inc.*	388,976	15,501
Total		38,729

Technology Hardware, Storage & Peripherals 0.53%
Electronics for Imaging, Inc.*	253,689	11,401

Thrifts & Mortgage Finance 0.51%
WSFS Financial Corp.	243,913	11,049

Trading Companies & Distributors 5.28%
Air Lease Corp.	900,292	32,753
Beacon Roofing Supply, Inc.*	721,672	31,588
MRC Global, Inc.*	1,313,367	26,990
MSC Industrial Direct Co., Inc. Class A	219,956	22,468
Total		113,799
Total Investments in Common Stock 99.83% (cost $1,802,351,500)		2,150,810
Other Assets in Excess of Liabilities 0.17%		3,612
Net Assets 100.00%		$2,154,422

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$2,150,810	$–	$–	$2,150,810
Total	$2,150,810	$–	$–	$2,150,810

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the six months ended January 31, 2017.

See Notes to Financial Statements.	7

Statements of Assets and Liabilities (unaudited)

January 31, 2017

ASSETS:
Investments in securities, at fair value (cost $1,802,351,500)	$2,150,809,999
Receivables:
Investment securities sold	45,846,656
Capital shares sold	1,631,130
Dividends	50,115
Prepaid expenses and other assets	79,360
Total assets	2,198,417,260
LIABILITIES:
Payables:
Investment securities purchased	18,618,747
Capital shares reacquired	15,797,527
To bank	6,144,439
Management fee	957,342
12b-1 distribution plan	796,148
Directors’ fees	616,557
Fund administration	74,889
To affiliate (See Note 3)	22,198
Accrued expenses	967,263
Total liabilities	43,995,110
NET ASSETS	$2,154,422,150
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,133,959,903
Accumulated net investment loss	(10,561,958)
Accumulated net realized loss on investments	(317,434,294)
Net unrealized appreciation on investments	348,458,499
Net Assets	$2,154,422,150

8	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

January 31, 2017

Net assets by class:
Class A Shares	$682,665,210
Class B Shares	$1,773,106
Class C Shares	$53,251,280
Class F Shares	$98,828,217
Class I Shares	$922,360,965
Class P Shares	$23,223,434
Class R2 Shares	$6,515,238
Class R3 Shares	$163,966,680
Class R4 Shares	$2,680,830
Class R5 Shares	$2,203,413
Class R6 Shares	$196,953,777
Outstanding shares by class:
Class A Shares (875 million shares of common stock authorized, $.001 par value)	36,542,996
Class B Shares (40 million shares of common stock authorized, $.001 par value)	127,307
Class C Shares (35 million shares of common stock authorized, $.001 par value)	3,779,628
Class F Shares (40 million shares of common stock authorized, $.001 par value)	5,116,892
Class I Shares (200 million shares of common stock authorized, $.001 par value)	43,259,912
Class P Shares (30 million shares of common stock authorized, $.001 par value)	1,281,871
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	362,920
Class R3 Shares (50 million shares of common stock authorized, $.001 par value)	8,997,957
Class R4 Shares (30 million shares of common stock authorized, $.001 par value)	143,537
Class R5 Shares (30 million shares of common stock authorized, $.001 par value)	103,344
Class R6 Shares (50 million shares of common stock authorized, $.001 par value)	9,214,468
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$18.68
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$19.82
Class B Shares-Net asset value	$13.93
Class C Shares-Net asset value	$14.09
Class F Shares-Net asset value	$19.31
Class I Shares-Net asset value	$21.32
Class P Shares-Net asset value	$18.12
Class R2 Shares-Net asset value	$17.95
Class R3 Shares-Net asset value	$18.22
Class R4 Shares-Net asset value	$18.68
Class R5 Shares-Net asset value	$21.32
Class R6 Shares-Net asset value	$21.37

See Notes to Financial Statements.	9

Statements of Operations (unaudited)

For the Six Months Ended January 31, 2017

Investment income:
Dividends	$7,909,833
Interest and other	2,592
Interest earned from Interfund Lending (See Note 10)	556
Total investment income	7,912,981
Expenses:
Management fee	6,216,746
12b-1 distribution plan-Class A	960,956
12b-1 distribution plan-Class B	11,428
12b-1 distribution plan-Class C	295,133
12b-1 distribution plan-Class F	55,268
12b-1 distribution plan-Class P	30,614
12b-1 distribution plan-Class R2	25,918
12b-1 distribution plan-Class R3	457,552
12b-1 distribution plan-Class R4	1,516
Shareholder servicing	1,703,070
Fund administration	487,257
Subsidy (See Note 3)	169,820
Registration	78,611
Reports to shareholders	84,989
Directors’ fees	28,767
Professional	35,180
Custody	31,442
Interest paid from Interfund Lending (See Note 10)	11,606
Other	64,074
Gross expenses	10,749,947
Expense reductions (See Note 8)	(4,545)
Net expenses	10,745,402
Net investment loss	(2,832,421)
Net realized and unrealized gain (loss):
Net realized gain on investments	221,823,820
Net change in unrealized appreciation/depreciation on investments	(165,205,978)
Net realized and unrealized gain	56,617,842
Net Increase in Net Assets Resulting From Operations	$53,785,421

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended January 31, 2017	For the Year Ended
DECREASE IN NET ASSETS	(unaudited)	July 31, 2016
Operations:
Net investment loss	$(2,832,421)	$(15,612,666)
Net realized gain (loss) on investments	221,823,820	(500,047,568)
Net change in unrealized appreciation/depreciation on investments	(165,205,978)	(164,269,307)
Net increase (decrease) in net assets resulting from operations	53,785,421	(679,929,541)
Distributions to shareholders from:
Net realized gain
Class A	–	(89,976,636)
Class B	–	(593,498)
Class C	–	(9,955,313)
Class F	–	(17,883,908)
Class I	–	(110,967,169)
Class P	–	(2,680,817)
Class R2	–	(1,148,328)
Class R3	–	(22,229,420)
Class R4	–	(4,167)
Class R5	–	(675)
Class R6	–	(3,551,031)
Total distributions to shareholders	–	(258,990,962)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	172,077,341	687,154,648
Reinvestment of distributions	–	243,956,992
Cost of shares reacquired	(709,529,778)	(1,006,073,186)
Net decrease in net assets resulting from capital share transactions	(537,452,437)	(74,961,546)
Net decrease in net assets	(483,667,016)	(1,013,882,049)
NET ASSETS:
Beginning of period	$2,638,089,166	$3,651,971,215
End of period	$2,154,422,150	$2,638,089,166
Accumulated net investment loss	$(10,561,958)	$(7,729,537)

See Notes to Financial Statements.	11

Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain
Class A
1/31/2017(c)	$18.26	$(0.03)	$0.45	$0.42	$–
7/31/2016	24.45	(0.12)	(4.22)	(4.34)	(1.85)
7/31/2015	24.37	(0.16)	4.54	4.38	(4.30)
7/31/2014	26.80	(0.23)	3.16	2.93	(5.36)
7/31/2013	21.24	(0.17)	7.44	7.27	(1.71)
7/31/2012	23.11	(0.20)	(0.41)	(0.61)	(1.26)
Class B
1/31/2017(c)	13.66	(0.08)	0.35	0.27	–
7/31/2016	18.97	(0.21)	(3.25)	(3.46)	(1.85)
7/31/2015	19.94	(0.26)	3.59	3.33	(4.30)
7/31/2014	22.92	(0.34)	2.72	2.38	(5.36)
7/31/2013	18.52	(0.26)	6.37	6.11	(1.71)
7/31/2012	20.46	(0.29)	(0.39)	(0.68)	(1.26)
Class C
1/31/2017(c)	13.82	(0.08)	0.35	0.27	–
7/31/2016	19.17	(0.20)	(3.30)	(3.50)	(1.85)
7/31/2015	20.10	(0.26)	3.63	3.37	(4.30)
7/31/2014	23.06	(0.34)	2.74	2.40	(5.36)
7/31/2013	18.63	(0.27)	6.41	6.14	(1.71)
7/31/2012	20.58	(0.29)	(0.40)	(0.69)	(1.26)
Class F
1/31/2017(c)	18.86	(0.02)	0.47	0.45	–
7/31/2016	25.16	(0.10)	(4.35)	(4.45)	(1.85)
7/31/2015	24.92	(0.12)	4.66	4.54	(4.30)
7/31/2014	27.23	(0.17)	3.22	3.05	(5.36)
7/31/2013	21.50	(0.11)	7.55	7.44	(1.71)
7/31/2012	23.33	(0.15)	(0.42)	(0.57)	(1.26)
Class I
1/31/2017(c)	20.81	(0.01)	0.52	0.51	–
7/31/2016	27.51	(0.08)	(4.77)	(4.85)	(1.85)
7/31/2015	26.85	(0.10)	5.06	4.96	(4.30)
7/31/2014	28.95	(0.15)	3.41	3.26	(5.36)
7/31/2013	22.73	(0.10)	8.03	7.93	(1.71)
7/31/2012	24.55	(0.14)	(0.42)	(0.56)	(1.26)
Class P
1/31/2017(c)	17.71	(0.03)	0.44	0.41	–
7/31/2016	23.78	(0.12)	(4.10)	(4.22)	(1.85)
7/31/2015	23.81	(0.16)	4.43	4.27	(4.30)
7/31/2014	26.27	(0.20)	3.10	2.90	(5.36)
7/31/2013	20.85	(0.16)	7.29	7.13	(1.71)
7/31/2012	22.71	(0.19)	(0.41)	(0.60)	(1.26)

12	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$18.68	2.30 (d)	0.50	(d)	(0.17	)(d)	$682,665	86.36	(d)
18.26	(18.13)	1.01		(0.65)		831,225	204.35
24.45	20.25	1.00		(0.66)		1,218,062	185.77
24.37	10.49	1.08		(0.87)		1,205,395	242.06
26.80	37.40	1.11		(0.75)		1,188,182	201.80
21.24	(2.03)	1.12		(0.96)		983,120	195.11

13.93	1.98 (d)	0.88	(d)	(0.55	)(d)	1,773	86.36	(d)
13.66	(18.78)	1.77		(1.43)		2,677	204.35
18.97	19.36	1.73		(1.39)		8,036	185.77
19.94	9.81	1.73		(1.53)		9,914	242.06
22.92	36.44	1.76		(1.39)		13,286	201.80
18.52	(2.61)	1.76		(1.59)		14,273	195.11

14.09	1.95 (d)	0.88	(d)	(0.55	)(d)	53,251	86.36	(d)
13.82	(18.79)	1.76		(1.41)		64,562	204.35
19.17	19.40	1.73		(1.39)		111,443	185.77
20.10	9.79	1.73		(1.53)		112,399	242.06
23.06	36.44	1.76		(1.39)		115,966	201.80
18.63	(2.60)	1.77		(1.60)		107,011	195.11

19.31	2.39 (d)	0.43	(d)	(0.10	)(d)	98,828	86.36	(d)
18.86	(18.05)	0.86		(0.52)		121,768	204.35
25.16	20.47	0.83		(0.47)		258,617	185.77
24.92	10.80	0.83		(0.63)		158,298	242.06
27.23	37.69	0.86		(0.50)		160,601	201.80
21.50	(1.74)	0.87		(0.71)		141,616	195.11

21.32	2.45 (d)	0.38	(d)	(0.05	)(d)	922,361	86.36	(d)
20.81	(17.96)	0.76		(0.41)		1,182,207	204.35
27.51	20.57	0.73		(0.39)		1,703,530	185.77
26.85	10.93	0.74		(0.53)		1,463,636	242.06
28.95	37.83	0.76		(0.41)		1,225,883	201.80
22.73	(1.69)	0.77		(0.61)		830,601	195.11

18.12	2.37 (d)	0.50	(d)	(0.18	)(d)	23,223	86.36	(d)
17.71	(18.18)	1.01		(0.66)		25,784	204.35
23.78	20.26	0.99		(0.68)		36,331	185.77
23.81	10.64	0.98		(0.78)		90,665	242.06
26.27	37.37	1.09		(0.74)		110,917	201.80
20.85	(2.02)	1.12		(0.95)		85,649	195.11

See Notes to Financial Statements.	13

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain
Class R2
1/31/2017(c)	$17.58	$(0.06)	$0.43	$0.37	$–
7/31/2016	23.70	(0.18)	(4.09)	(4.27)	(1.85)
7/31/2015	23.81	(0.23)	4.42	4.19	(4.30)
7/31/2014	26.35	(0.29)	3.11	2.82	(5.36)
7/31/2013	20.96	(0.22)	7.32	7.10	(1.71)
7/31/2012	22.89	(0.25)	(0.42)	(0.67)	(1.26)
Class R3
1/31/2017(c)	17.83	(0.05)	0.44	0.39	–
7/31/2016	23.99	(0.16)	(4.15)	(4.31)	(1.85)
7/31/2015	24.03	(0.21)	4.47	4.26	(4.30)
7/31/2014	26.53	(0.27)	3.13	2.86	(5.36)
7/31/2013	21.07	(0.20)	7.37	7.17	(1.71)
7/31/2012	22.97	(0.23)	(0.41)	(0.64)	(1.26)
Class R4
1/31/2017(c)	18.25	(0.02)	0.45	0.43	–
7/31/2016	24.45	(0.10)	(4.25)	(4.35)	(1.85)
6/30/2015 to 7/31/2015(e)	24.40	(0.02)	0.07	0.05	–
Class R5
1/31/2017(c)	20.81	– (g)	0.51	0.51	–
7/31/2016	27.50	(0.07)	(4.77)	(4.84)	(1.85)
6/30/2015 to 7/31/2015(e)	27.44	(0.01)	0.07	0.06	–
Class R6
1/31/2017(c)	20.85	– (g)	0.52	0.52	–
7/31/2016	27.51	(0.04)	(4.77)	(4.81)	(1.85)
6/30/2015 to 7/31/2015(e)	27.44	(0.01)	0.08	0.07	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commenced on June 30, 2015.
(f)	Annualized.
(g)	Amount less than $0.01.

14	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset					Net		Net assets,	Portfolio
value,	Total		Total		investment		end of	turnover
end of	return(b)		expenses		income (loss)		period	rate
period	(%)		(%)		(%)		(000)	(%)

$17.95	2.16	(d)	0.68	(d)	(0.36	)(d)	$6,515	86.36	(d)
17.58	(18.47)		1.36		(1.00)		10,212	204.35
23.70	19.88		1.33		(0.99)		13,747	185.77
23.81	10.22		1.33		(1.13)		14,855	242.06
26.35	37.00		1.36		(1.00)		14,740	201.80
20.96	(2.23)		1.37		(1.21)		12,522	195.11

18.22	2.19	(d)	0.63	(d)	(0.30	)(d)	163,967	86.36	(d)
17.83	(18.37)		1.26		(0.91)		197,382	204.35
23.99	19.95		1.23		(0.89)		302,163	185.77
24.03	10.40		1.23		(1.02)		293,384	242.06
26.53	37.09		1.26		(0.90)		285,000	201.80
21.07	(2.13)		1.27		(1.12)		224,641	195.11

18.68	2.36	(d)	0.50	(d)	(0.10	)(d)	2,681	86.36	(d)
18.25	(18.18)		0.97		(0.62)		626	204.35
24.45	0.20	(d)	0.92	(f)	(0.82	)(f)	22	185.77

21.32	2.45	(d)	0.38	(d)	(0.01	)(d)	2,203	86.36	(d)
20.81	(17.93)		0.70		(0.34)		1,006	204.35
27.50	0.22	(d)	0.71	(f)	(0.59	)(f)	10	185.77

21.37	2.49	(d)	0.30	(d)	0.02	(d)	196,954	86.36	(d)
20.85	(17.80)		0.60		(0.19)		200,641	204.35
27.51	0.26	(d)	0.59	(f)	(0.47	)(f)	10	185.77

See Notes to Financial Statements.	15

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund has eleven classes of shares: Class A, B, C, F, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund is not available for purchase by new investors other than certain new investors described in the Fund’s prospectus. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Notes to Financial Statements (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2013 through July 31, 2016. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of January 31, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $100 million	.75%
Over $100 million	.50%

For the six months ended January 31, 2017, the effective management fee was at an annualized rate of .51% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees, fund administration fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities. Effective January 1, 2017, the Board approved the discontinuation of the Servicing Arrangement with the Fund of Funds managed by Lord Abbett. As a result, each Fund of Funds will bear its expenses fully, and each of the Underlying Funds will no longer pay a portion of Fund of Funds expenses.

As of January 31, 2017, the percentages of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund and Lord Abbett Diversified Equity Strategy Fund were 9.76% and 0.52%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class B	Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	.25%	(2)	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–		.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.
(2)	Annual Service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.

Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2017:

Distributor	Dealers’
Commissions	Concessions
$4,751	$27,713

Distributor received CDSCs of $422 and $798 for Class A and Class C shares, respectively, for the six months ended January 31, 2017.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2017 and fiscal year ended July 31, 2016 was as follows:

	Six Months Ended
	1/31/2017	Year Ended
	(unaudited)	7/31/2016
Distributions paid from:
Ordinary income	$–	$26,398,528
Net long-term capital gains	–	232,592,434
Total distributions paid	$–	$258,990,962

As of July 31, 2016, the Fund had a capital losses of $54,575,938 that will carryforward indefinitely.

As of January 31, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,840,188,893
Gross unrealized gain	328,430,601
Gross unrealized loss	(17,809,495)
Net unrealized security gain	$310,621,106

The difference between book-basis and tax basis unrealized gains (losses) is attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2017 were as follows:

Purchases	Sales
$2,051,713,721	$2,586,894,677

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2017.

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty. As of January 31, 2017, the Fund did not have assets or liabilities subject to the FASB disclosure requirements.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the six months ended January 31, 2017, the Fund did not utilize the Facility.

Notes to Financial Statements (unaudited)(continued)

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds to borrow money from and lend money to each other for temporary or emergency purposes subject to limitations and conditions.

During the six months ended January 31, 2017, the Fund participated as a borrower and lender in the Interfund Lending Program. The average amount loaned and interest rate were $27,974,006 and 0.725%, respectively. The Fund earned interest of $556, which is included in the Statement of Operations. The average amount borrowed and interest rate were $33,516,578 and 0.804% respectively. The Fund paid interest of $11,606, which is included in the Statement of Operations. There were no interfund loans outstanding as of January 31, 2017.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	January 31, 2017			Year Ended
		(unaudited)		July 31, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,995,290	$36,514,231	6,881,672	$127,498,998
Converted from Class B*	31,484	583,866	94,035	1,681,613
Reinvestment of distributions	–	–	4,259,390	81,950,663
Shares reacquired	(11,012,063)	(201,063,237)	(15,516,473)	(277,267,096)
Decrease	(8,985,289)	$(163,965,140)	(4,281,376)	$(66,135,822)

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	January 31, 2017			Year Ended
		(unaudited)		July 31, 2016
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	6,819	$93,638	8,276	$125,475
Reinvestment of distributions	–	–	39,559	572,427
Shares reacquired	(43,930)	(455,679)	(151,181)	(2,181,047)
Converted to Class A*	(31,484)	(583,866)	(124,317)	(1,681,613)
Decrease	(68,595)	$(945,907)	(227,663)	$(3,164,758)

Class C Shares
Shares sold	71,073	$974,429	249,644	$3,480,938
Reinvestment of distributions	–	–	550,064	8,052,791
Shares reacquired	(962,424)	(13,311,880)	(1,943,231)	(26,966,026)
Decrease	(891,351)	$(12,337,451)	(1,143,523)	$(15,432,297)

Class F Shares
Shares sold	486,468	$9,228,352	943,964	$17,555,865
Reinvestment of distributions	–	–	826,560	16,415,497
Shares reacquired	(1,825,385)	(34,488,768)	(5,595,168)	(101,074,019)
Decrease	(1,338,917)	$(25,260,416)	(3,824,644)	$(67,102,657)

Class I Shares
Shares sold	1,768,811	$36,868,217	12,072,023	$249,197,582
Reinvestment of distributions	–	–	4,917,092	107,635,144
Shares reacquired	(15,314,562)	(322,261,925)	(22,110,798)	(458,986,352)
Decrease	(13,545,751)	$(285,393,708)	(5,121,683)	$(102,153,626)

Class P Shares
Shares sold	43,303	$768,085	210,178	$3,662,443
Reinvestment of distributions	–	–	142,577	2,660,495
Shares reacquired	(217,663)	(3,829,479)	(424,378)	(7,548,602)
Decrease	(174,360)	$(3,061,394)	(71,623)	$(1,225,664)

Class R2 Shares
Shares sold	38,406	$679,647	219,820	$4,093,804
Reinvestment of distributions	–	–	47,818	887,974
Shares reacquired	(256,507)	(4,524,436)	(266,716)	(4,740,352)
Increase (decrease)	(218,101)	$(3,844,789)	922	$241,426

Class R3 Shares
Shares sold	670,274	$11,931,621	2,043,029	$37,283,929
Reinvestment of distributions	–	–	1,180,979	22,226,129
Shares reacquired	(2,741,458)	(48,963,837)	(4,749,975)	(84,360,533)
Decrease	(2,071,184)	$(37,032,216)	(1,525,967)	$(24,850,475)

Class R4 Shares
Shares sold	131,973	$2,391,290	35,743	$626,823
Reinvestment of distributions	–	–	216.11	4,167
Shares reacquired	(22,702)	(424,106)	(2,600)	(43,728)
Increase	109,271	$1,967,184	33,359.11	$587,262

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended
	January 31, 2017			Year Ended
		(unaudited)		July 31, 2016
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	98,934	$2,065,569	48,164	$928,856
Reinvestment of distributions	–	–	30.57	675
Shares reacquired	(43,953.00)	(919,760)	(196)	(3,432)
Increase	54,981	$1,145,809	47,998.57	$926,099

Class R6 Shares
Shares sold	3,359,064	$70,562,262	11,719,610	$242,699,935
Reinvestment of distributions	–	–	162,147.57	3,551,030
Shares reacquired	(3,769,381)	(79,286,671)	(2,257,337)	(42,901,999)
Increase (decrease)	(410,317)	$(8,724,409)	9,624,420.57	$203,348,966

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Approval of Advisory Contract

The Board, including all of the Directors who are not interested persons of the Fund or of Lord Abbett (the “Independent Board Members”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the review of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Board Members also met with their independent legal counsel in a private session at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Morningstar, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of the Fund’s benchmark; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and the Fund’s benchmark as of various periods ended August 31, 2016. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year, three-year and five-year periods and above the median of the performance peer group for the ten-year period. The Board noted a presentation on

Approval of Advisory Contract (continued)

investment performance by Lord Abbett, which, among other things, indicated the Fund’s “high growth” style may have impacted its relative ranking in the performance peer group. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board and the willingness of Lord Abbett to take steps intended to improve performance when necessary. After reviewing these and related factors, the Board concluded that the Fund’s investment performance was reasonable and supported the continuation of the Agreement.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund and the expense levels of the expense peer group as of the date of each fund’s most recent annual report. It also considered how the expense levels of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the overall expense level of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of the Fund was reasonable and supported the continuation of the Agreement.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and excluding marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoint in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord

Approval of Advisory Contract (concluded)

Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Developing Growth Fund, Inc.	LADG-3 (03/17)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

lORD aBBETT DEVELOPING GROWTH FUND, INC.

	By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 30, 2017

	By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 30, 2017

	By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 30, 2017